Interest-Bearing Loans and Borrowings	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Interest-Bearing Loans and Borrowings
17	INTEREST-BEARING LOANS AND BORROWINGS

	Maturity date	Interest rate	As at 31 December 2019 RMB million	As at 31 December 2018 RMB million
Guaranteed loans	11 January 2019	1.50%	—	993
Guaranteed loans	17 June 2019	3.54%	—	2,385
Guaranteed loans	27 September 2019	2.30%	—	6,657
Guaranteed loans	30 September 2019	2.40%	—	6,451
Guaranteed loans	11 January 2020	1.50%	989	—
Credit loans	6 November 2020	LIBOR+2.70%(i)	126	—
Guaranteed loans	6 December 2020	EURIBOR +3.80%(ii)	3,126	3,139
Credit loans	18 January 2021	2.50%	523	525
Credit loans	25 June 2024	3.08%	2,515	—
Credit loans	16 September 2024	3.30%	5,999	—
Credit loans	27 September 2024	USD LIBOR+1.00%	6,767	—

Total			20,045	20,150

(i)	2.70% when LIBOR is negative.

(ii)	3.80% when EURIBOR is negative.